Accumulated other comprehensive income (loss) - AOCL Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	$ 1,020,812	$ 1,003,597
Other comprehensive income (loss), net of taxes	91,260	14,783	$ 67,254
Balance at end of year	1,141,851	1,020,812	1,003,597
Total AOCIL
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(295,415)	(310,198)	(377,452)
Other comprehensive income (loss), net of taxes	91,260	14,783	67,254
Balance at end of year	(204,155)	(295,415)	(310,198)
Unrealized net gains (losses) on translation of net investment in foreign operations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(26,191)	(25,478)	(25,700)
Other comprehensive income (loss), net of taxes	6,419	(713)	222
Balance at end of year	(19,772)	(26,191)	(25,478)
Unrealized net gains (losses) on HTM investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(73,919)	(82,067)	(91,212)
Other comprehensive income (loss), net of taxes	7,895	8,148	9,145
Balance at end of year	(66,024)	(73,919)	(82,067)
Accumulated net investment gain (loss)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(162,275)	(162,910)	(220,345)
Other comprehensive income (loss), net of taxes	73,988	635	57,435
Balance at end of year	(88,287)	(162,275)	(162,910)
Employee benefit plans adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(33,030)	(39,743)	(40,195)
Other comprehensive income (loss), net of taxes	2,958	6,713	452
Balance at end of year	(30,072)	(33,030)	(39,743)
Employee benefit plans adjustments | Defined benefit pension plan
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(49,282)	(51,563)	(47,905)
Other comprehensive income (loss), net of taxes	2,165	2,281	(3,658)
Balance at end of year	(47,117)	(49,282)	(51,563)
Employee benefit plans adjustments | Post-retirement healthcare plan
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	16,252	11,820	7,710
Other comprehensive income (loss), net of taxes	793	4,432	4,110
Balance at end of year	$ 17,045	$ 16,252	$ 11,820